RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Schedule of Liabilities Arising from Financing Activities
The changes in the Group’s liabilities arising from financing activities can be classified as follows:

	Note	Borrowings & derivative financial instruments US$’000	Lease liabilities US$’000

Balance at 1 January 2020	25,26	82,025	20,149
Cash-flows:
Interest paid		(3,996)	—
Proceeds from government Covid-19 loan (Note 25)		31	—
Repayment		—	(3,240)

Non-cash:
Interest charged		3,996	—
Additions (related to Right of Use assets)		—	224
Disposals¹		—	(216)
Exchange adjustment		—	928
Accretion interest	8	643	896
Fair value		1,366	—

Balance at 31 December 2020	25,26	84,065	18,741

¹ Disposal of Lease liabilities relates to the early termination of a lease for a right-of-use building asset in  Carlsbad, California. This facility was closed in June 2020.

	Note	Borrowings & derivative financial instruments US$’000	Lease liabilities US$’000

Balance at 1 January 2019	25,26	81,620	962
Cash-flows:
Interest paid		(3,996)	—
Repayment		—	(3,533)

Non-cash:
Interest charged		3,996	—
Adoption of IFRS 16 (Note 13)		—	21,185
Additions (related to Right of Use assets)		—	679
Exchange adjustment		—	(91)
Accretion interest	8	639	947
Fair value		(234)	—

Balance at 31 December 2019	25,26	82,025	20,149